Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past four fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

			Average	Average	Value of Initial Fixed $100 Investment Based On(4):			Company- Selected Measure(5)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Summary Compensation Table Total for Other NEOs(1)	Compensation Actually Paid to Other NEOs(2)(3)	IQVIA’s Total Stockholder Return	Peer Group Total Stockholder Return	Net Income (millions)	Adjusted Diluted EPS Growth(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$29,151,752	$42,292,899	$4,523,047	$4,103,793	$149.75	$170.70	$1,358	0.4%
2022	$30,135,029	$5,961,064	$5,007,016	$1,702,449	$132.61	$158.40	$1,091	12.5%
2021	$28,615,851	$88,421,980	$4,395,745	$10,062,332	$182.60	$157.40	$966	40.7%
2020	$25,575,986	$44,629,998	$2,887,147	$3,051,142	$115.96	$115.30	$279	0.5%

(1)	Ari Bousbib was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:

2020	2021	2022	2023
Ron E. Bruehlman	Ron E. Bruehlman	Ron E. Bruehlman	Ron E. Bruehlman
W. Richard Staub, III	W. Richard Staub, III	Costa Panagos	W. Richard Staub, III
Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly
Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet
Michael R. McDonnell			Costa Panagos

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v)(2)(iii) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEO or Other NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
2023	$29,151,752	$(844,991)	$(21,157,852)	$258,365	$34,885,625	$42,292,899
2022	$30,135,029	$(420,742)	$(21,388,958)	$296,785	$(2,661,050)	$5,961,064
2021	$28,615,851	$(535,539)	$(18,534,470)	$314,052	$78,562,087	$88,421,980
2020	$25,575,986	$(898,824)	$(15,916,277)	$273,872	$35,595,242	$44,629,998

Year	Average Summary Compensation Table Total for Other NEOs	Average Exclusion of Change in Pension Value for Other NEOs	Average Exclusion of Stock Awards and Option Awards for Other NEOs	Average Inclusion of Pension Service Cost for Other NEOs	Average Inclusion of Equity Values for Other NEOs	Average Compensation Actually Paid to Other NEOs
2023	$4,523,047	$(73,164)	$(3,228,937)	$17,778	$2,865,069	$4,103,793
2022	$5,007,016	$(46,106)	$(3,363,826)	$22,217	$83,148	$1,702,449
2021	$4,395,745	$(45,384)	$(2,548,372)	$23,204	$8,237,139	$10,062,332
2020	$2,887,147	$(60,943)	$(1,728,351)	$7,049	$1,946,240	$3,051,142

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2023	$22,020,972	$1,379,297	0	$11,485,356	0	0	$34,885,625
2022	$16,869,138	$(15,553,971)	0	$(3,976,217)	0	0	$(2,661,050)
2021	$34,647,149	$25,065,538	0	$18,849,400	0	0	$78,562,087
2020	$20,767,428	$8,585,982	0	$6,241,832	0	0	$35,595,242

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs	Total - Average Inclusion of Equity Values for Other NEOs
2023	$2,411,696	$153,127	0	$1,274,065	$(973,819)	0	$2,865,069
2022	$2,660,228	$(2,066,942)	0	$(510,138)	0	0	$83,148
2021	$4,763,789	$2,005,653	0	$1,467,697	0	0	$8,237,139
2020	$1,707,797	$336,729	0	$149,599	$(247,885)	0	$1,946,240

(4)	The peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year. For 2020 and 2021 the companies included Bausch Health Companies Inc., Boston Scientific Corporation, Cognizant Technology Solutions Corporation, Fiserv, Inc., Laboratory Corporation of America Holdings, Nielsen Holdings plc, Quest Diagnostics Incorporated, Regeneron Pharmaceuticals, Inc., Salesforce, Inc., S&P Global Inc., and Thomson Reuters Corporation (but excludes Allergan plc, acquired by AbbVie Inc. on May 8, 2020). For 2022, all of these companies were included except Nielsen Holdings plc. For 2023, the companies included AbbVie Inc., Accenture plc, Agilent Technologies, Inc., Amgen Inc., Avantor, Inc., Biogen Inc., Bristol Myers Squibb Co., Cognizant Technology Solutions Corp., Danaher Corporation, Eli Lilly & Co., Gartner, Inc., Gilead Sciences, Inc., International Business Machines Corp., ICON Plc, Laboratory Corp of America Holdings, Merck & Co., Inc., Moderna, Inc., Pfizer Inc., Regeneron Pharmaceuticals, Inc., Thermo Fisher Scientific, Inc., Vertex Pharmaceuticals Inc., and Zoetis Inc.
(5)	The Company has identified Adjusted Diluted EPS Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance. See Appendix A in this Proxy Statement for a reconciliation of Adjusted Diluted EPS Growth, a non-GAAP measure, to the most directly comparable GAAP measure.
(6)	Adjusted Diluted EPS Growth was chosen from the following four most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2023 to the Company’s performance:

Company Selected Measure Name		Adjusted Diluted EPS Growth
Named Executive Officers, Footnote [Text Block]

(1)	Ari Bousbib was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:

2020	2021	2022	2023
Ron E. Bruehlman	Ron E. Bruehlman	Ron E. Bruehlman	Ron E. Bruehlman
W. Richard Staub, III	W. Richard Staub, III	Costa Panagos	W. Richard Staub, III
Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly
Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet
Michael R. McDonnell			Costa Panagos

PEO Total Compensation Amount	[1]	$ 29,151,752	$ 30,135,029	$ 28,615,851	$ 25,575,986
PEO Actually Paid Compensation Amount	[2],[3]	$ 42,292,899	5,961,064	88,421,980	44,629,998
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
2023	$29,151,752	$(844,991)	$(21,157,852)	$258,365	$34,885,625	$42,292,899
2022	$30,135,029	$(420,742)	$(21,388,958)	$296,785	$(2,661,050)	$5,961,064
2021	$28,615,851	$(535,539)	$(18,534,470)	$314,052	$78,562,087	$88,421,980
2020	$25,575,986	$(898,824)	$(15,916,277)	$273,872	$35,595,242	$44,629,998

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO
2023	$22,020,972	$1,379,297	0	$11,485,356	0	0	$34,885,625
2022	$16,869,138	$(15,553,971)	0	$(3,976,217)	0	0	$(2,661,050)
2021	$34,647,149	$25,065,538	0	$18,849,400	0	0	$78,562,087
2020	$20,767,428	$8,585,982	0	$6,241,832	0	0	$35,595,242

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,523,047	5,007,016	4,395,745	2,887,147
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 4,103,793	1,702,449	10,062,332	3,051,142
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Other NEOs	Average Exclusion of Change in Pension Value for Other NEOs	Average Exclusion of Stock Awards and Option Awards for Other NEOs	Average Inclusion of Pension Service Cost for Other NEOs	Average Inclusion of Equity Values for Other NEOs	Average Compensation Actually Paid to Other NEOs
2023	$4,523,047	$(73,164)	$(3,228,937)	$17,778	$2,865,069	$4,103,793
2022	$5,007,016	$(46,106)	$(3,363,826)	$22,217	$83,148	$1,702,449
2021	$4,395,745	$(45,384)	$(2,548,372)	$23,204	$8,237,139	$10,062,332
2020	$2,887,147	$(60,943)	$(1,728,351)	$7,049	$1,946,240	$3,051,142

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs	Total - Average Inclusion of Equity Values for Other NEOs
2023	$2,411,696	$153,127	0	$1,274,065	$(973,819)	0	$2,865,069
2022	$2,660,228	$(2,066,942)	0	$(510,138)	0	0	$83,148
2021	$4,763,789	$2,005,653	0	$1,467,697	0	0	$8,237,139
2020	$1,707,797	$336,729	0	$149,599	$(247,885)	0	$1,946,240

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2023:

Period	Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs	IQVIA’s TSR	Peer Group TSR	Net Income	Adj. Diluted EPS Growth
2020 to 2023	(5%)	35%	50%	71%	387%	60%

•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2023, the compensation actually paid to our PEO decreased by 5% and the average of the compensation actually paid to the Other NEOs increased by 35%, compared to a 50% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2023:

Period	Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs	IQVIA’s TSR	Peer Group TSR	Net Income	Adj. Diluted EPS Growth
2020 to 2023	(5%)	35%	50%	71%	387%	60%

•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2023, the compensation actually paid to our PEO decreased by 5% and the average of the compensation actually paid to the Other NEOs increased by 35%, compared to a 387% increase in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2023:

Period	Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs	IQVIA’s TSR	Peer Group TSR	Net Income	Adj. Diluted EPS Growth
2020 to 2023	(5%)	35%	50%	71%	387%	60%

•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2020 to 2023, the compensation actually paid to our decreased by 5% and the average of the compensation actually paid to the Other NEOs increased by 35%, compared to a 60% increase in our Adjusted Diluted EPS over the same time period.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2020 to 2023:

Period	Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs	IQVIA’s TSR	Peer Group TSR	Net Income	Adj. Diluted EPS Growth
2020 to 2023	(5%)	35%	50%	71%	387%	60%

•	Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 71% from 2020 to 2023 as compared to the Company’s TSR, which increased by 50% over the same time period.

Tabular List [Table Text Block]

Performance Metrics
Adjusted Diluted EPS Growth (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards”, described on page 68)
Relative Total Stockholder Return (as defined in “Compensation Discussion & Analysis—Elements of Compensation— Long-Term Incentive Awards”, described on page 71)
Revenue (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards”, described on page 68)
Adjusted EBITDA (as defined in “Compensation Discussion & Analysis—Elements of Compensation—Short-Term Incentive Awards”, described on page 68)

Total Shareholder Return Amount	[4]	$ 149.75	132.61	182.60	115.96
Peer Group Total Shareholder Return Amount	[4]	170.70	158.40	157.40	115.30
Net Income (Loss) Attributable to Parent		$ 1,358,000,000	$ 1,091,000,000	$ 966,000,000	$ 279,000,000
Company Selected Measure Amount	[5],[6]	0.004	0.125	0.407	0.005
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted EPS Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
PEO [Member] | Exclusion of Change in Pension Value for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (844,991)	$ (420,742)	$ (535,539)	$ (898,824)
PEO [Member] | Exclusion of Stock Awards and Option Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(21,157,852)	(21,388,958)	(18,534,470)	(15,916,277)
PEO [Member] | Inclusion of Pension Service Cost for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		258,365	296,785	314,052	273,872
PEO [Member] | Inclusion of Equity Values for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,885,625	(2,661,050)	78,562,087	35,595,242
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,020,972	16,869,138	34,647,149	20,767,428
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,379,297	(15,553,971)	25,065,538	8,585,982
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,485,356	(3,976,217)	18,849,400	6,241,832
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ 0
PEO [Member] | Ari Bousbib
Pay vs Performance Disclosure [Table]
PEO Name		Ari Bousbib	Ari Bousbib	Ari Bousbib	Ari Bousbib
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (73,164)	$ (46,106)	$ (45,384)	$ (60,943)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,228,937)	(3,363,826)	(2,548,372)	(1,728,351)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,778	22,217	23,204	7,049
Non-PEO NEO [Member] | Average Inclusion of Equity Values for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,865,069	83,148	8,237,139	1,946,240
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,411,696	2,660,228	4,763,789	1,707,797
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		153,127	(2,066,942)	2,005,653	336,729
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,274,065	(510,138)	1,467,697	149,599
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(973,819)	0	0	(247,885)
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Ron E. Bruehlman
Pay vs Performance Disclosure [Table]
PEO Name		Ron E. Bruehlman	Ron E. Bruehlman	Ron E. Bruehlman	Ron E. Bruehlman
Non-PEO NEO [Member] | W. Richard Staub III
Pay vs Performance Disclosure [Table]
PEO Name		W. Richard Staub, III		W. Richard Staub, III	W. Richard Staub, III
Non-PEO NEO [Member] | Costa Panagos
Pay vs Performance Disclosure [Table]
PEO Name		Costa Panagos	Costa Panagos
Non-PEO NEO [Member] | Kevin C. Knightly
Pay vs Performance Disclosure [Table]
PEO Name		Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly
Non-PEO NEO [Member] | Eric M. Sherbet
Pay vs Performance Disclosure [Table]
PEO Name		Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet
Non-PEO NEO [Member] | Michael R. McDonnell
Pay vs Performance Disclosure [Table]
PEO Name					Michael R. McDonnell

[1]	Ari Bousbib was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v)(2)(iii) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEO or Other NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis specific for that fiscal year. For 2020 and 2021 the companies included Bausch Health Companies Inc., Boston Scientific Corporation, Cognizant Technology Solutions Corporation, Fiserv, Inc., Laboratory Corporation of America Holdings, Nielsen Holdings plc, Quest Diagnostics Incorporated, Regeneron Pharmaceuticals, Inc., Salesforce, Inc., S&P Global Inc., and Thomson Reuters Corporation (but excludes Allergan plc, acquired by AbbVie Inc. on May 8, 2020). For 2022, all of these companies were included except Nielsen Holdings plc. For 2023, the companies included AbbVie Inc., Accenture plc, Agilent Technologies, Inc., Amgen Inc., Avantor, Inc., Biogen Inc., Bristol Myers Squibb Co., Cognizant Technology Solutions Corp., Danaher Corporation, Eli Lilly & Co., Gartner, Inc., Gilead Sciences, Inc., International Business Machines Corp., ICON Plc, Laboratory Corp of America Holdings, Merck & Co., Inc., Moderna, Inc., Pfizer Inc., Regeneron Pharmaceuticals, Inc., Thermo Fisher Scientific, Inc., Vertex Pharmaceuticals Inc., and Zoetis Inc.
[5]	Adjusted Diluted EPS Growth was chosen from the following four most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2023 to the Company’s performance:
[6]	The Company has identified Adjusted Diluted EPS Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance. See Appendix A in this Proxy Statement for a reconciliation of Adjusted Diluted EPS Growth, a non-GAAP measure, to the most directly comparable GAAP measure.